Capital structure and financial items - Financial income and expenses - Financial Expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest expenses	kr 220	kr 85	kr 90
Foreign exchange loss (net)	539	1,510	0
Financial loss from forward contracts (net)	2,673	0	1,346
Financial loss from currency options (net)	0	0	4
Capital loss on investments, etc.	145	88	25
Result of associated companies	137	0	0
Other financial expenses	281	72	68
Finance costs	kr 3,995	kr 1,755	kr 1,533